Risk Management - Summary of Information Concerning the Insurance Coverage Outstanding (Detail) - Non-life insurance contracts [member] $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of types of insurance contracts [line items]
Amount insured	$ 177,843
Facilities, equipment inventory and products inventory [Member]
Disclosure of types of insurance contracts [line items]
Amount insured	145,891
Tankers and auxiliary vessels [Member]
Disclosure of types of insurance contracts [line items]
Amount insured	3,341
Fixed platforms, floating production systems and offshore drilling units [Member]
Disclosure of types of insurance contracts [line items]
Amount insured	$ 28,611